Shareholder Report, Average Annual Return (Details) 1014067_Putnam ESG Core Bond ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	39 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Putnam ESG Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam ESG Core Bond ETF (NAV)
Average Annual Return, Percent	4.36%	3.46%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.06%	3.15%